PEAR TREE FUNDS

SUPPLEMENT DATED December 1, 2011,
TO
PROSPECTUS DATED AUGUST 1, 2011
AND
STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2011,
EACH AS SUPPLEMENTED

The information in the Prospectus (the “Prospectus”) and its Statement of Information (the “SAI”) of Pear Tree Funds (the “Trust”), each dated August 1, 2011 and as supplemented, is hereby amended as follows:

1.	The name of Pear Tree Emerging Markets Fund, a series of beneficial interests of the Trust (the “Fund”), has been changed to “Pear Tree PanAgora Dynamic Emerging Markets Fund.”

2.	All references in the Prospectus to “Pear Tree Emerging Markets Fund” are hereby changed to “Pear Tree PanAgora Dynamic Emerging Markets Fund.”

3.	The table in the section “Fund History” of the SAI and the paragraph immediately following that table are deleted from the SAI and replaced with the following:

Current Fund Name	Former Fund Name(s)
Pear Tree Columbia Small Cap Fund	Fund Quant Small Cap Fund
Pear Tree Columbia Micro Cap Fund	None
Pear Tree Quality Fund	Quant Quality Fund (formerly Quant Long/Short Fund)
Pear Tree PanAgora Dynamic Emerging Markets Fund	Pear Tree Emerging Markets Fund (formerly Quant Emerging Markets Fund)
Pear Tree Polaris Foreign Value Fund	Quant Foreign Value Fund
Pear Tree Polaris Foreign Value Small Cap Fund	Quant Foreign Value Small Cap Fund

Pear Tree Advisors, Inc. formerly was named Quantitative Investment Advisors, Inc. On May 26, 2011, each of the Trust, the Manager and each Pear Tree Fund (other than Pear Tree Columbia Micro Cap Fund and Pear Tree PanAgora Dynamic Emerging Markets Fund) changed its name to its current name.  On May 26, 2011 and December 1, 2011, the Trust changed the name of the Fund currently referred to as Pear Tree PanAgora Dynamic Emerging Markets Fund to “Pear Tree Emerging Markets Fund” and its current name, respectively.

4.	Except as provided in paragraph 3 of this Supplement, all references in the SAI to “Pear Tree Emerging Markets Fund” are hereby changed to “Pear Tree PanAgora Dynamic Emerging Markets Fund.”

*     *     *

The rest of each of the Prospectus and SAI remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE